SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Director	Dec. 31, 2012	Dec. 31, 2013	Jul. 02, 2012	Dec. 31, 2008	Dec. 31, 2011
Shareholders [Line Items]
Common stock, shares authorized (in shares)	250,000,000		250,000,000
Number of votes per share	1
Shares outstanding (in shares)	140,729,487		140,419,487
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01
Ownership percentage by noncontrolling owners (in hundredths)	84.75%
2008 Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Shares authorized amount					$ 50,000
Common shares repurchased (in shares)	3,923,094
Cost of common shares repurchased	$ 19,488
Minimum [Member]
Shareholders [Line Items]
Common stock, shares authorized (in shares)						100,000,000
Maximum [Member]
Shareholders [Line Items]
Common stock, shares authorized (in shares)				250,000,000
Sparrow Company [Member]
Shareholders [Line Items]
Stock issued (in shares)	103,206,821	110,000,000
Common stock, par value (in dollars per share)		$ 2.00
Ownership percentage by noncontrolling owners (in hundredths)	73.34%
Sparrow CI Sub Ltd [Member]
Shareholders [Line Items]
Stock issued (in shares)	16,060,000	16,060,000
Ownership percentage by noncontrolling owners (in hundredths)	11.41%